Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of income from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
United Kingdom ("U.K.")	(245)	(96)	(269)
United States ("U.S.")	(38)	73	145
Italy	490	451	446
Other	93	93	166
	299	521	488
The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2025	2024	2023
Current:
U.K.	1	4	4
U.S.	31	88	86
Italy	158	163	131
Other	20	31	39
	209	286	260
Deferred:
U.K.	—	1	—
U.S.	(43)	(21)	(44)
Italy	(3)	—	19
Other	1	(16)	(11)
	(45)	(36)	(36)
	165	250	223

The amounts of cash income taxes paid by the Company were as follows:

($ in millions)	For the year ended December 31, 2025
U.K.
Italy	181
U.S. Federal	18
Other	21
220

The amount of cash income taxes paid by the Company during the years ended December 31, 2024 and 2023 was $241 million and $149 million, respectively.

At December 31, 2025, undistributed profits of subsidiaries are considered indefinitely reinvested. Foreign withholding taxes on these undistributed earnings would be approximately $14 million.

The Parent is a tax resident in the United Kingdom (the “U.K.”). A reconciliation of the provision for income taxes to the amount computed by applying the 25% statutory U.K. main corporation tax rate to income from continuing operations before provision for income taxes after the adoption of ASU 2023-09 is as follows:

	For the year ended December 31,
	2025
	($ in millions)	Percent
Tax at U.K. Statutory Rate	75	25.00%
Foreign Tax Effects
Italy
Italy regional tax (“IRAP”)	30	10.06%
Statutory rate differential	(5)	(1.65)%
Other	5	1.78%
U.S.
Nondeductible compensation expense	3	1.07%
U.S. tax on foreign earnings	5	1.66%
Research & development tax credits	(6)	(2.03)%
Effect of changes in tax laws	(15)	(5.01)%
Other	3	0.93%
Cyprus
Statutory rate differential	(6)	(2.04)%
Other	(2)	(0.81)%
Other foreign jurisdictions	6	1.92%
Change in valuation allowances	34	11.47%
Non Taxable and non-deductible items
Nondeductible foreign exchange loss	27	9.00%
Other	2	0.67%
Change in unrecognized tax benefits	9	2.99%
Other adjustments	—	0.01%
Effective Tax Rate	165	55.02%

A reconciliation of the provision for income taxes to the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods (2023 tax rate is based on a weighted average rate of the U.K. statutory tax rate enacted on April 1, 2023) to income from continuing operations before provision for income taxes for years prior to the adoption of ASU 2023-09 is as follows:

	For the year ended December 31,
($ in millions)	2024	2023
Income from continuing operations before provision for income taxes	521	488
U.K. statutory tax rate	25.0%	23.5%
Statutory tax expense	130	115

Change in valuation allowances	19	60
IRAP and state taxes	38	38
Tax cost of dividends	48	—
Nondeductible expenses	10	5
Foreign tax and statutory rate differential (2)	(11)	(9)
Foreign tax expense, net of U.S. federal benefit	6	12
GILTI Tax	10	1
Nontaxable gain on sale of business	—	—
Nontaxable foreign exchange (gain) loss	(1)	1
Italian patent box tax benefit	(2)	(2)
Change in unrecognized tax benefits	9	16
Tax law changes	—	—
Other	(5)	(15)
	250	223

Effective tax rate	48.0%	45.8%
 (2) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2025	2024
Deferred tax assets:
Net operating losses	239	217
Italian goodwill tax step-up	111	101
Interest expense limitation carryforward	92	51
Provisions not currently deductible for tax purposes	17	23
Lease liabilities	19	23
Depreciation and amortization	21	9
Other	22	30
Gross deferred tax assets	521	453
Valuation allowance	(278)	(237)
Deferred tax assets, net of valuation allowance	244	216

Deferred tax liabilities:
Acquired intangible assets	142	128
Depreciation and amortization	136	102
Italian goodwill equity reserve liability	108	96
Lease right-of-use assets	21	23
Other	4	—
Total deferred tax liabilities	411	349
Net deferred income tax liability	(168)	(133)

Our net deferred income taxes are recorded in the Consolidated Balance Sheets as follows:

	December 31,
($ in millions)	2025	2024
Deferred income taxes - non-current asset	40	37
Deferred income taxes - non-current liability	(208)	(170)
	(168)	(133)

Net Operating Loss Carryforwards

We have a $956 million gross tax loss carryforward, of which $781 million relates to the U.K and $175 million relates to other tax jurisdictions. Carryforwards in certain tax jurisdictions begin to expire in 2026 while others have an unlimited carryforward period. A valuation allowance has been provided on $821 million of the gross net operating loss carryforwards. Portions of the tax loss carryforwards are subject to annual limitations in most of our significant tax jurisdictions, including the U.K.

Valuation Allowance

A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2025	2024	2023
Balance at beginning of year	237	225	181
Net charges to expense	41	19	60
Held-for-sale reclassification	—	(8)	(17)
Balance at end of year	278	237	225

The valuation allowance primarily relates to our Parent’s net operating losses and business interest expense limitation carryforward that the Company does not expect to realize. In assessing the need for a valuation allowance, we considered both positive and negative evidence for each jurisdiction including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies. At December 31, 2025, the Parent’s valuation allowance was $264M of the $278M total balance and represents $38M of the total $41M charged to income tax expense in 2025.

Accounting for Uncertainty in Income Taxes

A reconciliation of the unrecognized tax benefits, excluding interest and penalties, is as follows:

	December 31,
($ in millions)	2025	2024	2023
Balance at beginning of year	17	10	24
Additions to tax positions - current year	6	2	—
Additions to tax positions - prior years	2	7	16
Reductions to tax positions - prior years	—	(2)	(1)
Settlements	—	—	(29)
Balance at end of year	25	17	10

At December 31, 2025, 2024, and 2023, $25 million, $17 million, and $10 million, respectively, of the unrecognized tax benefits, if recognized, would affect our effective tax rates.

We recognize interest and penalties related to income tax matters in income tax expense. In 2025, we recognized $5 million in interest expense, penalties, and inflationary adjustments. The charges were nominal for 2024 and 2023. The gross balance of accrued interest and penalties was $32 million and $27 million at December 31, 2025 and 2024, respectively.

We file income tax returns in various jurisdictions of which the U.K., U.S., and Italy represent the major tax jurisdictions. As of December 31, 2025, we are subject to income tax audits in various tax jurisdictions globally, most significantly in Italy and Mexico.
Mexico Tax Audit

Based on a 2006 tax examination, the Company’s Mexican subsidiary, GTECH Mexico S.A. de C.V., was issued an income tax assessment of approximately Mexican peso (“MXN”) 425 million. The assessment relates to the denial of a deduction for cost of goods sold and the taxation of intercompany loan proceeds. The Company has unsuccessfully contested the two issues in the Mexican court system receiving unfavorable decisions by the Mexican Supreme Court in June 2017 and October 2019, respectively. Based on the unfavorable decisions received, in 2017, the Company recorded a liability of MXN342 million. The Company continues to accrue interest, penalties and inflationary adjustments. As of December 31, 2025 the liability was MXN602 million (approximately $33 million), which is reported within other non-current liabilities in the Consolidated Balance Sheets.

Italy Tax Audits - Settled in 2023

Since February 2020, the Company’s Italian corporate income tax returns for the calendar years ended December 31, 2015 through December 31, 2019 were under examination. In October 2020, the Italian Tax Authorities issued a final audit report for calendar year 2015. The Company filed a defense memorandum with the Italian Tax Authorities in May 2021 rejecting all findings. In December 2021, the Company received a tax assessment notice for €15 million relating to calendar year 2015. The Company filed an appeal with the Italian Tax Court in May 2022 relating to the 2015 tax assessment. On March 21, 2023, the Company received a tax assessment notice for €27 million relating to calendar year 2016. On September 7, 2023, the Company signed a Settlement Agreement with the Italian Tax Authorities pursuant to which the Company agreed to settle the 2015 and 2016 tax assessments for €10 million. Additionally, the Company agreed to settle the 2015 and 2016 audit findings that were relevant to tax years 2017-2022 for €13 million. The total impact, net of amounts previously reserved, was $14 million.

Pillar Two Global Minimum Tax Framework - Legislative Updates

In December 2021, the Organization for Economic Cooperation and Development (“OECD”) enacted model rules for a new global minimum tax framework (“Pillar Two”). Many non-U.S. tax jurisdictions, including the European Union, have committed to adopting Pillar Two, which establishes a global minimum tax of 15% and is intended to be effective for tax years beginning in 2024. The OECD has since issued administrative guidance providing transition and safe harbor rules around the implementation of the Pillar Two global minimum tax. Based on the Company’s current analysis of the Pillar Two provisions, these tax law changes did not have a material impact on the Company’s financial statements for fiscal year 2025.

U.S. Tax Update
On July 4, 2025, H.R. 1 was enacted as Public Law 119‑21 (commonly referred to as the One Big Beautiful Bill Act (“OBBBA”)) in the U.S. The legislation introduces a range of significant tax measures, such as the permanent extension of certain expiring provisions of the Tax Act, modifications to the international tax framework, and the restoration of favorable tax treatment for certain business-related tax items. The OBBBA includes multiple effective dates, with certain provisions applicable beginning in 2025 and others phased in through 2027.